Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2015		As of December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$475,000	$355,063	$500,000	$410,000
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	(2,066)	—	(5,746)	—
7.75% Senior Notes due June 2021	2,000,000	930,000	2,000,000	640,000
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	(19,602)	—	(16,588)	—
8.125% Senior Notes due June 2023	1,000,000	450,000	1,000,000	295,000
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	(10,870)	—	(9,764)	—

Total Intelsat Luxembourg obligations	3,442,462	1,735,063	3,467,902	1,345,000

Intelsat Connect Finance:
12.5% Senior Notes due April 2022	$—	$—	$731,884	$475,725
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	(297,257)	—

Total Intelsat Connect Finance obligations	—	—	434,627	475,725

Intelsat Jackson:
9.5% Senior Secured Notes due September 2022	$—	$—	$490,000	$543,900
Unamortized prepaid debt issuance costs and discount on 9.5% Senior Secured Notes	—	—	(20,243)	—
8.00% Senior Secured Notes due February 2024	—	—	1,349,678	1,383,420
Unamortized prepaid debt issuance costs and premium on 8.0% Senior Secured Notes	—	—	(6,005)	—
7.25% Senior Notes due October 2020	2,200,000	1,919,500	2,200,000	1,716,000
Unamortized prepaid debt issuance costs and premium on 7.25% Senior Notes	(8,248)	—	(6,756)	—
7.25% Senior Notes due April 2019	1,500,000	1,368,750	1,500,000	1,260,000
Unamortized prepaid debt issuance costs on 7.25% Senior Notes	(8,203)	—	(5,886)	—
7.5% Senior Notes due April 2021	1,150,000	1,000,500	1,150,000	879,750
Unamortized prepaid debt issuance costs on 7.5% Senior Notes	(8,137)	—	(6,828)	—
6.625% Senior Notes due December 2022	1,275,000	803,250	—	—
Unamortized prepaid debt issuance costs and premium on 6.625% Senior Notes	20,428	—	—	—
5.5% Senior Notes due August 2023	2,000,000	1,560,000	2,000,000	1,340,000
Unamortized prepaid debt issuance costs on 5.5% Senior Notes	(16,719)	—	(14,900)	—
Senior Secured Credit Facilities due June 2019	3,095,000	2,944,274	3,095,000	3,013,756
Jackson Revolver	—	—	—	—
Unamortized prepaid debt issuance costs and discount on Senior Secured Credit Facilities and Jackson Revolver	(30,204)	—	(21,682)	—

Total Intelsat Jackson obligations	11,168,917	9,596,274	11,702,378	10,136,826

Eliminations:
6.75% Senior Notes due June 2018 owned by Intelsat Connect Finance	$—	$—	$(402,570)	$(330,107)
Unamortized prepaid debt issuance costs and discount on 6.75% Senior Notes	—	—	5,490	—
7.75% Senior Notes due June 2021 owned by Intelsat Connect Finance	—	—	(979,168)	(313,334)
Unamortized prepaid debt issuance costs on 7.75% Senior Notes	—	—	8,121	—
8.125% Senior Notes due June 2023 owned by Intelsat Connect Finance	—	—	(111,663)	(32,941)
Unamortized prepaid debt issuance costs on 8.125% Senior Notes	—	—	1,090	—
Unamortized prepaid debt issuance costs and discount on 12.5% Senior Notes	—	—	71,877	—

Total eliminations:	—	—	(1,406,823)	(676,382)

Total Intelsat S.A. long-term debt	$14,611,379	$11,331,337	$14,198,084	$11,281,169

Less:
Current portion of long-term debt	—		—

Total long-term debt, excluding current portion	$14,611,379		$14,198,084

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2016 are as follows (in thousands):

Year	Amount
2017	$—
2018	97,430
2019	4,595,000
2020	2,200,000
2021	2,170,832
2022 and thereafter	5,459,899

Total principal repayments	14,523,161
Unamortized discounts, premium and prepaid issuance costs	(325,077)

Total Intelsat S.A. long-term debt	$14,198,084